Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Investments accounted for using the equity method
Investments accounted for using the equity method
The following table summarizes Investments accounted for using the equity method:

	At December 31
	2018	2017
	(€ million)
Joint ventures	€1,866	€1,866
Associates	96	94
Other	40	48
Total Investments accounted for using the equity method	€2,002	€2,008

FCA's ownership percentages and the carrying value of investments in joint ventures accounted for under the equity method were as follows:

	Ownership percentage		Investment balance
	At December 31		At December 31
	2018	2017	2018	2017
Joint ventures	Ownership percentage		(€ million)
FCA Bank S.p.A.	50.0%	50.0%	€1,360	€1,178
Tofas-Turk Otomobil Fabrikasi A.S.	37.9%	37.9%	233	298
GAC Fiat Chrysler Automobiles Co.	50.0%	50.0%	216	287
Others			57	103
Total			€1,866	€1,866

FCA Bank is a joint venture with Crédit Agricole Consumer Finance S.A. (“CACF”) which operates in Europe, primarily in Italy, France, Germany, UK and Spain. The Group has agreed with Credit Agricole to extend its term through December 31, 2022, which may be automatically renewed up to December 31, 2024 unless a termination notice is served in the period from January 1, 2019 to June 30, 2019. FCA Bank provides retail and dealer financing and long-term rental services in the automotive sector, directly or through its subsidiaries as a partner of the Group's mass-market vehicle brands and for Maserati vehicles.
The financial statements of FCA Bank as at and for the year ended December 31, 2018 have not been authorized for issuance as of the date of issuance of the FCA Consolidated Financial Statements. As such, the most recent publicly available financial information is included in the tables below.
The most recently available information was used to estimate FCA's share of FCA Bank net income and net equity. Any difference between this data and actual results will be adjusted in the 2019 FCA Consolidated Financial Statements when available.
The following tables include summarized financial information relating to FCA Bank:

	At June 30, 2018	At December 31, 2017

	(€ million)
Financial assets	€25,496	€23,434
Of which: Cash and cash equivalents	—	1
Other assets	4,175	3,753
Financial liabilities	25,634	23,424
Other liabilities	1,346	1,250
Equity (100%)	2,691	2,512
Net assets attributable to owners of the parent	2,645	2,469

Group's share of net assets	1,323	1,235
Elimination of unrealized profits and other adjustments	37	(57)
Carrying amount of interest in FCA Bank(1)	€1,360	€1,178
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(1) Amounts as at December 31, 2018 and 2017 respectively.

	Six months ended June 30	Years ended December 31
	2018	2017	2016
	(€ million)
Interest and similar income	€471	€855	€764
Interest and similar expenses	(144)	(266)	(263)
Income tax expense	(80)	(139)	(105)
Profit from continuing operations	201	383	312
Net profit	201	383	312

Net profit attributable to owners of the parent (A)	199	378	309
Other comprehensive income/(loss) attributable to owners of the parent (B)	(5)	(8)	(64)
Total Comprehensive income attributable to owners of the parent (A+B)	€194	€370	€245
Group’s share of net profit(1)	€195	€189	€154

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(1) Amounts for the years ended December 31, 2018, 2017 and 2016 respectively
Tofas-Turk Otomobil Fabrikasi A.S. (“Tofas”), is a joint venture with Koç Holding which is registered with the Turkish Capital Market Board and listed on the İstanbul Stock Exchange. At December 31, 2018, the fair value of the Group’s interest in Tofas was €531 million (€1,375 million at December 31, 2017).
GAC Fiat Chrysler Automobiles Co. (“GAC FCA JV”) is a joint venture with Guangzhou Automobile Group Co., Ltd., which locally produces Jeep vehicles for the Chinese market.
The Group's proportionate share of the earnings of our joint ventures, associates and interests in unconsolidated subsidiaries accounted for using the equity method is included within Result from investments in the Consolidated Income Statement. The following table summarizes the share of profits of equity method investees included within Result from investments:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Joint Ventures	€221	€381	€288
Associates	6	9	7
Other	13	10	13
Total Share of the profit of equity method investees	€240	€400	€308

Immaterial Joint Ventures and Associates
The aggregate amounts recognized for the Group’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2018	2017	2016
	(€ million)
Joint ventures:
Profit from continuing operations	€27	€192	€134
Net profit	27	192	134
Other comprehensive income/(loss)	(91)	(105)	(90)
Total Other comprehensive income	€(64)	€87	€44

Associates:
Income/(loss) from continuing operations	€6	€9	€7
Net income/(loss)	6	9	7
Other comprehensive income/(loss)	(3)	(3)	(1)
Total Other comprehensive income/(loss)	€3	€6	€6